Notes to the consolidated statements of income - Revenue (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue [Line Items]
Health Care Services	€ 13,264,289,000
Dialysis services	11,420,415,000
Care Coordination Revenue	1,843,874,000
Health Care Products	3,282,584,000
Dialysis Products Revenue	3,208,821,000
Non-dialysis Product Revenue	73,763,000
Revenue	16,546,873,000	€ 17,783,572,000	€ 16,569,715,000
Revenue from contracts with customers (IFRS 15) [Member]
Revenue [Line Items]
Health Care Services	13,043,277,000
Dialysis services	11,420,415,000
Care Coordination Revenue	1,622,862,000
Health Care Products	3,189,516,000
Dialysis Products Revenue	3,115,753,000
Non-dialysis Product Revenue	73,763,000
Revenue	16,232,793,000
Other revenue [Member]
Revenue [Line Items]
Health Care Services	221,012,000
Dialysis services	0
Care Coordination Revenue	221,012,000
Health Care Products	93,068,000
Dialysis Products Revenue	93,068,000
Non-dialysis Product Revenue	0
Revenue	€ 314,080,000